Shareholder Report, Average Annual Return (Details)	12 Months Ended	35 Months Ended
	May 31, 2024	May 31, 2024
C000228450 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.37%	4.76%
Solactive GBS United States 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	27.55%	7.15%